Warranty liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Balance, beginning of period	$ 28,845	$ 6,380	$ 4,401
Warranty assumed on acquisition	1,952	582	0
Warranty claims	(10,709)	(5,397)	(3,099)
Warranty accruals	2,734	4,153	5,303
Change in estimate	0	22,837	0
Impact of foreign exchange changes	287	290	(225)
Balance, end of period	23,109	28,845	6,380
Less: Current portion	(9,696)	(9,955)	(2,072)
Long-term portion	$ 13,413	$ 18,890	$ 4,308